Business Combination (Tables)	3 Months Ended
Mar. 31, 2023
Business Combination
Schedule of Fair Values of Assets Acquired and Liabilities Assumed in the Legacy Molekule Acquisition

The following table summarizes the provisional amounts allocated to the estimated fair values of assets acquired and fair values of liabilities assumed in the Legacy Molekule acquisition in accordance with ASC 805:

Legacy Molekule
Cash and cash equivalents	$2,988,100
Accounts receivable	379,001
Inventories	26,816,725
Prepaid and other current assets	1,138,784
Property, Plant and Equipment	9,481,992
Goodwill	20,053,565
Intangible assets, net	45,890,000
Right of Use Asset	9,744,961
Other long-term assets	220,779
Accounts payable	(12,094,186)
Accrued expenses	(2,744,556)
Accrued sales tax	(513,560)
Notes payable	(36,341,332)
Right of Use - liability	(10,297,100)
Other current and non-current liabilities	(2,257,100)
Total consideration	$52,466,073

Schedule of Pro Forma Information in Acquisition of Molekule Inc.

On a pro forma basis to give effect to the Molekule merger as if it occurred on January 1, 2022, revenues, net loss and loss per basic share for the three months ended March 31, 2023 and 2022 would have been as follows:

	March 31, 2023	March 31, 2022
	Pro forma	Pro forma
Revenues	$9,519,794	$12,616,816
Net loss	(11,449,924)	(10,506,030)
Loss per diluted share	(0.40)	(0.76)